Expense Example - FidelitySAIEnhancedCoreBondFund-PRO - FidelitySAIEnhancedCoreBondFund-PRO - Fidelity SAI Enhanced Core Bond Fund - Fidelity SAI Enhanced Core Bond Fund	Mar. 07, 2025 USD ($)
Expense Example:
1 year	$ 15
3 years	$ 55